Share Capital	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Share Capital

7.     SHARE CAPITAL

a) Common Shares

During the period from inception (August 8, 2003) to December 31, 2011, the Company had the following transactions:

On inception date, the Company issued 300,000 shares to the Company’s founders for nil consideration. The Company holds an irrevocable right to repurchase all or a portion of these shares for a price of $1.00 per share.

In October 2003, the Company issued 95,000 units at $1.00 per unit. Each unit consisted of one common share and three stock purchase warrants. There was one Class A warrant exercisable at $10.00 per share until October 30, 2008, one Class B warrant exercisable at $146.00 per share until October 30, 2009 and one Class C warrant exercisable at $152.00 per share until October 30, 2010. Originally, all of the warrants were to have vested on October 30, 2006. By way of letter agreements with each individual warrant holder the Company and each respective warrant holder agreed to extend the vesting dates of these warrants. The warrant vesting provisions were extended from October 30, 2006 to October 30, 2007 with respect to the Class A Warrants, to April 30, 2008 with respect to the Class B Warrants and to October 30, 2008 with respect to the Class C Warrants. All other terms of the Warrant agreements remained unchanged.

Pursuant to new letter agreements dated February 28, 2008 with each respective warrant holder, the warrant vesting dates were further extended from April 30, 2008 to April 30, 2009 with respect to the Class B Warrants and from October 30, 2008 to October 30, 2009 with respect to the Class C Warrants. In addition, the warrant expiration dates were extended from October 30, 2009 to October 30, 2010 with respect to the Class B Warrants and from October 30, 2010 to October 30, 2011 with respect to the Class C Warrants. The terms of the Class A Warrants were not changed and all other terms remain unchanged.

Pursuant to new letter agreements dated September 30, 2008 with each respective warrant holder, the warrant vesting dates were further extended from April 30, 2009 to April 30, 2010 with respect to the Class B Warrants and from October 30, 2009 to October 30, 2010 with respect to the Class C Warrants. In addition, the warrant expiration dates were further extended from October 30, 2008 to October 30, 2010 with respect to the Class A Warrants and from October 30, 2010 to October 30, 2011 with respect to the Class B Warrants and from October 30, 2011 to October 30, 2012 with respect to the Class C Warrants.

On May 13, 2010 pursuant to new letter agreements with certain warrant holders, the warrant vesting date was further extended for Class B Warrants from April 30, 2010 to April 30, 2011 and Class C Warrants were extended from October 30, 2010 to October 30, 2011. In addition, the warrant expiration date has been extended for Class A Warrants from October 30, 2010 to October 30, 2012; for Class B Warrants from October 30, 2011 to October 30, 2013; and Class C Warrants from October 30, 2012.

On May 13, 2010 pursuant to new letter agreements with certain warrant holders, the warrant expiration date was extended from January 27, 2011 to January 27, 2013 with respect to the Class A Warrants and from January 27, 2012 to January 27, 2014 with respect to the Class B Warrants.

In January 2004, the Company issued 574 common shares in a private placement for gross proceeds of $5,735.

In June 2006, the Company issued 110,000 units at $50.00 per unit for a total offering price of $550,000. Each unit consisted of one common share, one Class A warrant exercisable at $100.00 per share until June 16, 2014, and one Class B Warrant exercisable at $150.00 per share until June 16, 2015. All of the warrants vest June 16, 2008.

On May 12, 2011 by way of new letter agreements with certain respective Warrant holders, the time of the warrant commencement date were extended from June 16, 2011 to June 16, 2014 with respect to the Class A Warrants; and from June 16, 2012 to June 16, 2015 with respect to the Class B Warrants. The Company did not record any additional expense associated with the extension as the warrants, when issued, were originally classified as equity. The Company determined there was no material financial statement impact of the extension. Accordingly, no additional warrant expense has been recorded for the year ended December 31, 2011.

The Company calculated and allocated the fair values of $40,370 and $55,330 to Class A and Class B warrants respectively using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	4.26 to 4.29%
Dividend yield	Nil
Expected volatility	95 to 107%
Expected life of the warrants (in years)	5 to 6

In October 2009, 10,000 common shares were issued on the exercise of warrants for proceeds of $100,000.

In September 2011, shareholders approved a 100:1 reverse split. Fractional shares were rounded up to the next whole share, which resulted in 13 additional shares being issued as part of the reverse split. Pre-split the Company had approximately 26,613,920 shares outstanding compared to 266,152 share outstanding post-split.

b) Stock Options

On June 16, 2005, the stockholders of the Company approved the Company’s 2005 stock option plan whereby the Company may grant options to its directors, consultants, and employees for up to 50,000 shares of common stock. The exercise price of each option equals the market price of the Company’s stock on the date of grant. Options vest over a three-year period, unless otherwise specified by the Board of Directors. All options have a 10-year term.

No options were granted during 2011, 2010 or 2009, while 12,000 options were granted to employees in 2005. The stock-based compensation expense is amortized over the vesting period. For the year ended December 31, 2011, the Company has recognized $ Nil (2010 and 2009 - $Nil) in stock-based compensation for stock options granted in 2005.

In January and August 2009, 4,250 stock options were canceled and returned to the 2005 Stock Options Plan for future issuance. On March 21, 2011, 500 common stock purchase options were cancelled and returned to the 2005 Stock Option Plan for future issuance. All options had previously vested and been expensed, no additional compensation expense was recorded upon cancelation.

Because the Company’s common stock has not yet traded in a public market, the expected volatility is based on comparable junior mining companies who granted similar term options. No options were granted in 2011, 2010 or 2009 and the weighted average fair value of options granted during 2005 was $7.00 per option.

The following table sets forth a summary of options granted:

	Options Outstanding	Weighted Average Exercise Price
Balance, December 31, 2008	5,000	$25.00
Options canceled – 2009	(4,250)	$25.00
Balance, December 31, 2009	750	$25.00
Options cancelled – 2010	-	$25.00
Balance, December 31, 2010	750	$25.00
Options cancelled – 2011	(500)	$25.00
Balance, December 31, 2011	250	$25.00

The following table summarizes information concerning outstanding and exercisable common stock options under the 2005 Plan at December 31, 2011:

Exercise Price	Options Outstanding	Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number of Options Exercisable

$25.00	250	4.8	$25.00	250

Management believes the aggregate intrinsic value of the stock options is negligible as the common shares have been sparsely traded.

As of December 31, 2011, there was $ Nil (2010 and 2009 - $ Nil) unrecognized compensation cost related to the outstanding options. None of the Company’s stock options outstanding were unvested as of December 31, 2011, 2010 or 2009 respectively.

c) Warrants

	Warrants	Weighted Average Exercise Price
Balance, December 31, 2008	321,634	$100.00
Warrants exercised	(10,000)	$10.00
Balance, December 31, 2009	311,634	$104.00
Warrants exercised	-	-
Balance, December 31, 2010	311,634	$104.00
Warrants exercised	-	-
Balance, December 31, 2011	311,634	$104.00

The following table lists the warrants outstanding at December 31, 2011. Each warrant is exchangeable for one common share.

Class	Number Outstanding	Number Vested	Exercise Price	Original Expiry Date	New Expiry Date (Note 7(a))
A	85,000	85,000	$10.00	Oct 30, 2010	Oct 30, 2012
B	95,000	95,000	$146.00	Oct 30, 2011	Oct 30, 2013
C	95,000	95,000	$152.00	Oct 30, 2012	Oct 30, 2014
A	7,317	7,317	$25.00	Jan 27, 2011	Jan 27, 2013
B	7,317	7,317	$50.00	Jan 27, 2012	Jan 27, 2014
A	11,000	11,000	$100.00	Jun 16, 2011	Jun 16, 2014
B	11,000	11,000	$150.00	Jun 16, 2012	Jun 16, 2015
	311,634	311,634